Payables, Accruals and Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Payables, Accruals and Provisions

	December 31,

	2019	2018
Trade payables	265	326
Current tax liabilities (1)	124	297
Accruals	801	891
Provisions (see note 23)	119	203
Other current liabilities	64	61
Total payables, accruals and provisions	1,373	1,778

(1) Includes $204 million (2018 – $218 million) of uncertain tax positions, that, in 2019, were partially offset by tax receivables in the same jurisdictions.